Commitments	12 Months Ended
Nov. 30, 2013
Text Block [Abstract]
Commitments
Commitments
Ship Commitments
At November 30, 2013, we had eight ships under contract for construction with an aggregate passenger capacity of more than 24,700 lower berths. The estimated total cost of these ships is $5.2 billion, which includes the contract prices with the shipyards, design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. We have paid $0.5 billion through November 30, 2013 and anticipate paying $1.6 billion, $1.3 billion and $1.8 billion of the remaining estimated total costs in 2014, 2015 and 2016, respectively.
Operating Leases, Port Facilities and Other Commitments
Rent expense under our operating leases, primarily for office and warehouse space, was $61 million, $57 million and $59 million in 2013, 2012 and 2011, respectively.
At November 30, 2013, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2014	2015	2016	2017	2018	Thereafter	Total
Operating leases	$51	$46	$40	$28	$23	$163	$351
Port facilities and other	172	157	129	115	101	613	1,287
	$223	$203	$169	$143	$124	$776	$1,638